Income Taxes (Roll-Forward Schedule of Change in Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Roll-forward of Unrecognized Tax Benefits
Balance at beginning of fiscal year	¥ 75,479	¥ 72,857	¥ 44,764
Gross amount of increases for current year's tax positions	406	2,771	23,960
Gross amount of decreases for current year's tax positions	(1,482)
Gross amount of increases for prior years' tax positions	9,113	15,208	15,104
Gross amount of decreases for prior years' tax positions	(8,698)	(5,506)	(5,459)
Net amount of changes relating to settlements with tax authorities	(4,434)	(6,695)	447
Decreases due to lapse of applicable statutes of limitations	(1,479)	(1,281)	(14)
Foreign exchange translation	(7,608)	(1,875)	(5,945)
Balance at end of fiscal year	¥ 61,297	¥ 75,479	¥ 72,857